Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	December 31,
	2022	2021
Cost:

Buildings	$2,144	$-
Computers and software	1,335	1,237
Machines	593	572
Office furniture and equipment	521	501
Leasehold improvements	1,266	1,128
Motor Vehicles	671	665

	$6,530	$4,103

Accumulated Depreciation:
Buildings	$19	$-
Computers and software	1,242	1,181
Machines	558	549
Office furniture and equipment	391	375
Leasehold improvements	683	610
Motor Vehicles	367	291

	$3,260	$3,006

Property and equipment, net	$3,270	$1,097